Note 16 - Interest Rate Risk Position (Tables)	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk [text block]
(thousands of Canadian dollars)
	January 31, 2026		October 31, 2025
	Increase 100 bps	Decrease 100 bps	Increase 100 bps	Decrease 100 bps
Increase (decrease):
Impact on projected net interest income during a 12 month period	$2,229	$(2,468)	$2,582	$(2,824)

Duration difference between assets and liabilities (months)	(2.0)		(0.9)